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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-05646
                                   ------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100       Wellesley, Massachusetts          02481
--------------------------------------------------------------------------------
             (Address of principal executive offices)               (Zip code)

                            Nicole M. Tremblay, Esq.

 Weston Financial Group, Inc. 40 William Street Wellesley, Massachusetts 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------------

Date of fiscal year end:         October 31, 2005
                          -----------------------------------

Date of reporting period:       April 30, 2005
                          -----------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


================================================================================



                                [GRAPHIC OMITTED]

                                   NEW CENTURY
                                   PORTFOLIOS


                               NEW CENTURY CAPITAL
                              NEW CENTURY BALANCED
                             NEW CENTURY AGGRESSIVE
                            NEW CENTURY INTERNATIONAL
                       NEW CENTURY ALTERNATIVE STRATEGIES


                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED APRIL 30, 2005

                                   (UNAUDITED)



40 William Street, Suite 100, Wellesley MA 02481     781-239-0445     888-639-0102     Fax 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                           1


PORTFOLIO INFORMATION                                                      2-6


New Century Portfolios
  Statements of Assets and Liabilities                                       7
  Statements of Operations                                                   8
  Statements of Changes in Net Assets                                     9-11
  Financial Highlights                                                   12-16
  Portfolios of Investments                                              17-24
  Notes to Financial Statements                                          25-31
  About Your Portfolio's Expenses                                        32-34

LETTER TO SHAREHOLDERS
================================================================================
Dear Fellow Shareholders:

I am pleased to present our Semi-Annual Report for the six-month period ended April 30, 2005. This Report presents important financial information for each of the New Century Portfolios. I also invite you to visit our website at www.newcenturyportfolios.com for additional information.

The Federal Reserve's policy of increasing short-term interest rates, the specter of inflation, a frothy real estate market, lofty consumer debt levels, the weak U.S. dollar and volatile energy prices generated an anxious investment environment.

Nonetheless, during the six-month period ended April 30, 2005, the S&P 500 gained approximately 3.3%, the Russell 3000 Index gained 3.7%, the MSCI EAFE Index gained 8.7% and the Lehman Brothers Intermediate Government/Credit Index gained 0.05%.

During the period, the New Century Capital Portfolio increased its exposure to the growth and the international sectors, while reducing its position in the aggressive sector. During the period, the Capital Portfolio gained 2.8%.

The New Century Balanced Portfolio increased its allocation to the growth and income sector and the international sector, and reduced its allocation in the growth sector. Its overall allocation between equities and fixed income remained constant. During the period, the New Century Balanced Portfolio gained 2.7%, as compared to a blended index of 60% S&P 500 Composite Index and 40% Lehman Brothers Intermediate Government/Credit Index which gained 2.3%.

The energy, natural resources, and emerging markets sectors continued to post strong results during the period. Positions in these sectors helped the New Century Aggressive Portfolio gain of 4.9% during the period.

The New Century International Portfolio increased its positions in the Asia/Pacific the emerging markets sectors, while reducing positions in the diversified sector. During the period, the New Century International Portfolio gained 10.1%. The international equity markets, as measured by the MSCI EAFE Index, increased 8.7%.

The New Century Alternative Strategies Portfolio increased its allocation in the natural resources, asset allocation and long/short equity categories and decreased its allocation to the real estate investment trusts and the convertible arbitrage category. The New Century Alternative Strategies Portfolio maintained diversified positions in eleven investment strategies. Further, the New Century Alternative Strategies Portfolio gained 3.1% during the period, as compared to the Lehman Brothers Intermediate Government/Credit Index, which gained 0.05% and the S&P 500 Composite Index gained 3.3%.

While future performance is always unpredictable, we are confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,


/S/Wayne M. Grzecki

Wayne M. Grzecki
President

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2005 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                             Growth and Income Funds - 35.3%
                                             Growth Funds - 33.3%
        [GRAPHIC OMITTED]                    Small Company Funds - 17.5%
                                             Foreign Stock Funds - 13.3%
                                             Cash Equivalents - 0.6%





TOP TEN HOLDINGS
================================================================================

    SECURITY DESCRIPTION                                     % OF NET ASSETS
    ----------------------------------------                 ---------------
    Hotchkis & Wiley Large Cap Value - Class A                    8.1%
    iShares Dow Jones Select Dividend Index                       7.9%
    American Growth Fund of America - Class A                     6.6%
    Calamos Growth - Class A                                      6.4%
    William Blair Small Cap Growth - Class I                      6.3%
    Marsico 21st Century                                          5.9%
    Fidelity Capital Appreciation                                 5.4%
    Royce Opportunity - Investor Class                            4.7%
    iShares S&P MidCap 400/BARRA Value Index                      4.3%
    Goldman Sachs Growth Opportunities - Class A                  4.1%






See accompanying notes to financial statements.
2

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2005 (UNAUDITED)

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                             Growth and Income Funds - 33.0%
                                             High Yield Bond Funds - 12.4%
                                             Growth Funds - 11.8%
                                             Small Company Funds - 10.3%
                                             Foreign Stock Funds - 8.9%
        [GRAPHIC OMITTED]                    Convertible Security Funds - 5.1%
                                             Corporate Bond Funds - 5.0%
                                             Government Bond Funds - 4.3%
                                             Worldwide Bond Funds - 3.5%
                                             High Quality Bond Funds - 3.1%
                                             Emerging Markets Funds - 0.7%
                                             Cash Equivalents - 1.9%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                     % OF NET ASSETS
    ----------------------------------------                 ---------------
    Hotchkis & Wiley Large Cap Value - Class A                    7.9%
    iShares Dow Jones Select Dividend Index                       7.3%
    iShares S&P 500 Index                                         7.2%
    MainStay High Yield  Corporate  Bond - Class A                6.2%
    Fidelity  Advisor High Income  Advantage - Class I            6.2%
    Loomis Sayles Bond -  Institutional  Class                    5.0%
    Dodge & Cox Stock                                             4.6%
    American Century Target Maturities Trust
      Series 2015 - Investor Class                                4.3%
    iShares MSCI EAFE Index                                       4.1%
    American FundsAMCAP - Class A                                 3.8%





See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2005 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                             Sector Funds - 64.6%
                                             Mid-Cap Funds - 20.6%
        [GRAPHIC OMITTED]                    Small-cap Funds - 8.8%
                                             Large-Cap Funds - 5.4%
                                             Cash Equivalents - 0.6%



TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                     % OF NET ASSETS
    ----------------------------------------                 ---------------
    iShares Dow Jones U.S. Energy Sector Index                   17.9%
    iShares Goldman Sachs Natural Resources Index                11.2%
    iShares MSCI Emerging Markets Index                          11.0%
    Technology Select Sector SPDR                                 9.6%
    S&P MidCap 400 Depositary Receipts                            8.8%
    Calamos Growth - Class A                                      8.3%
    Fidelity Capital Appreciation                                 5.4%
    iShares Goldman Sachs Networking Index                        5.1%
    Buffalo Small Cap                                             4.9%
    Fidelity Select Medical Delivery                              4.4%






See accompanying notes to financial statements.
4

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2005 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                             Europe Funds - 28.8%
                                             Diversified Funds - 23.8%
        [GRAPHIC OMITTED]                    Asia/Pacific Funds - 21.2%
                                             Americas Funds - 14.5%
                                             Emerging Markets Funds - 10.6%
                                             Cash Equivalents - 1.1%



TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                     % OF NET ASSETS
    ----------------------------------------                 ---------------
    iShares MSCI Austria Index                                    7.3%
    Dodge & Cox International Stock                               6.9%
    Ivy European Opportunities - Class A                          6.5%
    Tocqueville International Value  (The)                        6.1%
    iShares S&P Latin American 40 Index                           5.9%
    T. Rowe Price Emerging Europe & Mediterranean                 5.2%
    Lazard International Small Cap - Investor Shares              5.1%
    iShares MSCI Australia Index                                  4.9%
    iShares MSCI Germany Index                                    4.9%
    iShares MSCI EAFE Index                                       4.7%




See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
APRIL 30, 2005 (UNAUDITED)
================================================================================

ASSET ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                   Merger Arbitrage Funds - 15.7%
                                   Long/Short Equity Funds - 13.0%
                                   Global Macro Funds - 12.7%
                                   Asset Allocation Funds - 12.6%
                                   Natural Resources Funds - 9.3%
                                   High Yield Funds - 7.7%
        [GRAPHIC OMITTED]          Real Estate Funds - 7.1%
                                   Deep Value/Distressed Securities Funds - 6.0%
                                   Options/Hedged Funds - 5.4%
                                   Convertible Arbitrage Funds - 4.9%
                                   Market Neutral Funds - 3.2%
                                   Common Stocks - 0.2%
                                   Cash Equivalents - 2.2%

TOP TEN HOLDINGS
--------------------------------------------------------------------------------

    SECURITY DESCRIPTION                                     % OF NET ASSETS
    ----------------------------------------                 ---------------
    First Eagle Global - Class A                                  7.2%
    Merger Fund (The)                                             5.8%
    Gateway                                                       5.4%
    Hussman Strategic Growth                                      5.0%
    Enterprise  Mergers and  Acquisitions  - Class A              5.0%
    Calamos  Market Neutral - A Shares                            5.0%
    PIMCO  Commodity Real Return  Strategy - Class A              3.9%
    Arbitrage  Fund (The) - Class R                               3.7%
    Third Avenue Real Estate Value                                3.3%
    FPA Crescent - Class I                                        3.2%


See accompanying notes to financial statements.
6

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2005 (UNAUDITED)
=================================================================================================================================
                                                                                                                     NEW CENTURY
                                                 NEW CENTURY       NEW CENTURY      NEW CENTURY       NEW CENTURY    ALTERNATIVE
                                                   CAPITAL          BALANCED         AGGRESSIVE      INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities:
    At acquisition cost .....................   $  90,158,861    $  65,882,897    $   4,516,375    $  28,487,021   $  60,031,282
                                                =============    =============    =============    =============   =============
    At value (Note 1A) ......................   $ 103,354,198    $  73,551,274    $   5,299,664    $  34,503,889   $  64,885,863
  Dividends receivable ......................           1,159            4,509               52            1,810           2,538
  Receivable for capital shares sold ........           6,563              950             --              2,500          51,827
  Other assets ..............................          11,413            8,383              594            3,320           7,000
                                                -------------    -------------    -------------    -------------   -------------
    TOTAL ASSETS ............................     103,373,333       73,565,116        5,300,310       34,511,519      64,947,228
                                                -------------    -------------    -------------    -------------   -------------

LIABILITIES
  Payable to Advisor (Note 2) ...............         123,885           91,418              806           39,605          41,560
  Payable for investment securities purchased            --               --               --               --           300,000
  Payable for capital shares redeemed .......          14,520            3,000             --               --             1,000
  Other accrued expenses and liabilities ....           4,600            3,242            5,124            9,691           3,632
                                                -------------    -------------    -------------    -------------   -------------
    TOTAL LIABILITIES .......................         143,005           97,660            5,930           49,296         346,192
                                                -------------    -------------    -------------    -------------   -------------

NET ASSETS ..................................   $ 103,230,328    $  73,467,456    $   5,294,380    $  34,462,223   $  64,601,036
                                                =============    =============    =============    =============   =============

Net assets consist of:
  Paid-in capital ...........................   $  99,904,907    $  69,545,145    $   5,908,800    $  28,223,811   $  59,420,421
  Accumulated net investment income .........          74,083           68,337              251           71,414         133,261
  Accumulated net realized gains (losses)
    on investments ..........................      (9,943,999)      (3,814,403)      (1,397,960)         150,130         192,773
  Unrealized appreciation of investments ....      13,195,337        7,668,377          783,289        6,016,868       4,854,581
                                                -------------    -------------    -------------    -------------   -------------
Net assets ..................................   $ 103,230,328    $  73,467,456    $   5,294,380    $  34,462,223   $  64,601,036
                                                =============    =============    =============    =============   =============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
  no par value) .............................       7,501,445        5,889,363          690,975        3,192,850       5,693,339
                                                =============    =============    =============    =============   =============
Net asset value, offering price and
  redemption price per share (a) ............   $       13.76    $       12.47    $        7.66    $       10.79   $       11.35
                                                =============    =============    =============    =============   =============


(a)  Redemption  price may differ from the net asset  value per share  depending upon the length of time held (Note 1B).


See accompanying notes to financial statements.
                                                                               7

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)
=================================================================================================================================
                                                                                                                     NEW CENTURY
                                                 NEW CENTURY       NEW CENTURY      NEW CENTURY       NEW CENTURY    ALTERNATIVE
                                                   CAPITAL          BALANCED         AGGRESSIVE      INTERNATIONAL   STRATEGIES
                                                  PORTFOLIO         PORTFOLIO        PORTFOLIO         PORTFOLIO     PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Dividends .................................   $     558,811    $   1,143,197    $      35,186    $     266,277   $     892,019
                                                -------------    -------------    -------------    -------------   -------------

EXPENSES
  Investment advisory fees (Note 2) .........         526,356          373,536           27,753          151,197         220,050
  Distribution costs (Note 3) ...............          92,500           50,734            6,474           32,317          12,967
  Accounting fees ...........................          20,373           18,752           15,280           16,532          17,941
  Legal and audit fees ......................          30,102           21,092            1,557            9,299          15,866
  Administration fees (Note 2) ..............          24,067           17,759            4,209            9,055          14,630
  Transfer agent fees .......................          10,500           10,500           10,500           10,500          10,500
  Custody fees ..............................          10,492            8,412            1,661            4,611           7,796
  Trustees' fees and expenses (Note 2) ......           6,245            4,375              314            1,922           3,645
  Postage and supplies ......................           3,903            3,375            2,101            2,290           2,932
  Insurance expense .........................           3,053            2,177              158              646           1,365
  Other expenses ............................           1,580           15,294            2,656            4,970           5,196
                                                -------------    -------------    -------------    -------------   -------------
    Total expenses ..........................         729,171          526,006           72,663          243,339         312,888
  Less fees waived and/or expenses
    reimbursed by the Advisor (Note 2) ......            --               --            (31,033)         (16,544)           --
                                                -------------    -------------    -------------    -------------   -------------
    Net expenses ............................         729,171          526,006           41,630          226,795         312,888
                                                -------------    -------------    -------------    -------------   -------------

NET INVESTMENT INCOME (LOSS) ................        (170,360)         617,191           (6,444)          39,482         579,131


REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Net realized gains on investments ..........       2,228,969        1,163,258           72,029             --           214,041
 Capital gain distributions from regulated
   investment companies .....................       1,660,597        1,005,979           70,947          183,833       1,034,999
 Net change in unrealized appreciation/
   (depreciation) on investments ............        (646,998)        (695,114)         134,703        2,157,817        (322,922)
                                                -------------    -------------    -------------    -------------   -------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS ......................       3,242,568        1,474,123          277,679        2,341,650         926,118
                                                -------------    -------------    -------------    -------------   -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS ....................   $   3,072,208    $   2,091,314    $     271,235    $   2,381,132   $   1,505,249
                                                =============    =============    =============    =============   =============






See accompanying notes to financial statements.
8

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=======================================================================================================================
                                                                NEW CENTURY                         NEW CENTURY
                                                             CAPITAL PORTFOLIO                 BALANCED PORTFOLIO
                                                     ------------------------------------------------------------------
                                                       SIX MONTHS          YEAR          SIX MONTHS            YEAR
                                                          ENDED           ENDED             ENDED             ENDED
                                                      APRIL 30, 2005    OCTOBER 31,     APRIL 30, 2005     OCTOBER 31,
                                                       (UNAUDITED)         2004          (UNAUDITED)          2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................   $    (170,360)   $    (917,292)   $     617,191    $     651,177
  Net realized gains from
    security transactions ........................       2,228,969        5,347,494        1,163,258        1,597,601
  Capital gain distributions from regulated
    investment companies .........................       1,660,597          388,246        1,005,979          280,790
  Net change in unrealized appreciation/
    (depreciation) on investments ................        (646,998)       3,016,709         (695,114)       2,916,387
                                                     -------------    -------------    -------------    -------------
Net increase in net assets from operations .......       3,072,208        7,835,157        2,091,314        5,445,955
                                                     -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........            --               --         (1,007,979)        (668,754)
  From net realized gains on security
    transactions (Note 1E) .......................            --               --               --               --
                                                     -------------    -------------    -------------    -------------
Net decrease in net assets from
  distributions to shareholders ..................            --               --         (1,007,979)        (668,754)
                                                     -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................       3,724,210        6,977,635        2,462,300        5,125,191
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .............            --               --            968,312          623,494
  Payments for shares redeemed ...................      (6,825,836)      (6,948,812)      (5,373,897)      (6,639,206)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
  capital share transactions .....................      (3,101,626)          28,823       (1,943,285)        (890,521)
                                                     -------------    -------------    -------------    -------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ..................................         (29,418)       7,863,980         (859,950)       3,886,680

NET ASSETS
  Beginning of period ............................     103,259,746       95,395,766       74,327,406       70,440,726
                                                     -------------    -------------    -------------    -------------
  End of period ..................................   $ 103,230,328    $ 103,259,746    $  73,467,456    $  74,327,406
                                                     =============    =============    =============    =============

ACCUMULATED NET INVESTMENT
  INCOME .........................................   $      74,083    $        --      $      68,337    $     291,199
                                                     =============    =============    =============    =============

CAPITAL SHARE ACTIVITY
  Sold ...........................................         261,181          532,195          192,170          423,870
  Reinvested .....................................            --               --             74,600           51,911
  Redeemed .......................................        (477,953)        (534,090)        (419,247)        (549,921)
                                                     -------------    -------------    -------------    -------------
  Net decrease in shares outstanding .............        (216,772)          (1,895)        (152,477)         (74,140)
  Shares outstanding, beginning of period ........       7,718,217        7,720,112        6,041,840        6,115,980
                                                     -------------    -------------    -------------    -------------
  Shares outstanding, end of period ..............       7,501,445        7,718,217        5,889,363        6,041,840
                                                     =============    =============    =============    =============

See accompanying noted to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================================
                                                              NEW CENTURY                       NEW CENTURY
                                                          AGGRESSIVE PORTFOLIO            INTERNATIONAL PORTFOLIO
                                                     ----------------------------------------------------------------
                                                       SIX MONTHS        YEAR         SIX MONTHS          YEAR
                                                          ENDED          ENDED          ENDED             ENDED
                                                      APRIL 30, 2005  OCTOBER 31,    APRIL 30, 2005     OCTOBER 31,
                                                       (UNAUDITED)       2004         (UNAUDITED)          2004
---------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ...................   $     (6,444)   $    (56,431)   $     39,482    $   (130,081)
  Net realized gains from
    security transactions ........................         72,029         304,188            --         1,136,175
  Capital gain distributions from regulated
    investment companies .........................         70,947          20,496         183,833          12,092
  Net change in unrealized appreciation/
   (depreciation) on investments .................        134,703         (18,638)      2,157,817       1,785,093
                                                     ------------    ------------    ------------    ------------
Net increase in net assets from operations .......        271,235         249,615       2,381,132       2,803,279
                                                     ------------    ------------    ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ...........           --              --              --              --
  From net realized gains on security
    transactions (Note 1E) .......................           --              --          (789,174)           --
                                                     ------------    ------------    ------------    ------------
Net decrease in net assets from
  distributions to shareholders ..................           --              --          (789,174)           --
                                                     ------------    ------------    ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ......................        239,725         530,663       7,985,477       7,138,355
  Net asset value of shares issued in reinvestment
    of distributions to shareholders .............           --              --           788,064            --
  Payments for shares redeemed ...................       (728,586)       (133,786)       (351,948)       (781,003)
                                                     ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from capital
  share transactions .............................       (488,861)        396,877       8,421,593       6,357,352
                                                     ------------    ------------    ------------    ------------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS ..................................       (217,626)        646,492      10,013,551       9,160,631

NET ASSETS
  Beginning of period ............................      5,512,006       4,865,514      24,448,672      15,288,041
                                                     ------------    ------------    ------------    ------------
  End of period ..................................   $  5,294,380    $  5,512,006    $ 34,462,223    $ 24,448,672
                                                     ============    ============    ============    ===========

ACCUMULATED NET INVESTMENT
  INCOME .........................................   $        251    $         --    $     71,414    $        --
                                                     ============    ============    ============    ===========


CAPITAL SHARE ACTIVITY
  Sold ...........................................         30,863          73,300         725,167         747,210
  Reinvested .....................................           --              --            71,773            --
  Redeemed .......................................        (95,175)        (18,336)        (32,206)        (80,727)
                                                     ------------    ------------    ------------    ------------
  Net increase (decrease) in shares outstanding ..        (64,312)         54,964         764,734         666,483
  Shares outstanding, beginning of period ........        755,287         700,323       2,428,116       1,761,633
                                                     ------------    ------------    ------------    ------------
  Shares outstanding, end of period ..............        690,975         755,287       3,192,850       2,428,116
                                                     ============    ============    ============    ===========

See accompanying notes to financial statements.
10

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
=====================================================================================================
                                                                          NEW CENTURY ALTERNATIVE
                                                                            STRATEGIES PORTFOLIO
                                                                      -------------------------------
                                                                         SIX MONTHS         YEAR
                                                                            ENDED           ENDED
                                                                       APRIL 30, 2005    OCTOBER 31,
                                                                         (UNAUDITED)        2004
-----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .............................................   $    579,131    $    455,953
  Net realized gains from security transactions .....................        214,041         739,129
  Capital gain distributions from regulated investment companies ....      1,034,999         320,147
  Net change in unrealized appreciation/(depreciation) on investments       (322,922)      2,023,614
                                                                        ------------    ------------
Net increase in net assets from operations ..........................      1,505,249       3,538,843
                                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ..............................     (1,069,317)       (581,288)
  From net realized gains on security transactions (Note 1E) ........     (1,234,575)           --
                                                                        ------------    ------------
Net decrease in net assets from distributions to shareholders .......     (2,303,892)       (581,288)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold .........................................     12,928,184      16,825,271
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...................................      2,282,936         573,254
  Payments for shares redeemed ......................................     (1,446,195)     (2,455,448)
                                                                        ------------    ------------
Net increase in net assets from capital share transactions ..........     13,764,925      14,943,077
                                                                        ------------    ------------

TOTAL INCREASE IN NET ASSETS ........................................     12,966,282      17,900,632

NET ASSETS
  Beginning of period ...............................................     51,634,754      33,734,122
                                                                        ------------    ------------
  End of period .....................................................   $ 64,601,036    $ 51,634,754
                                                                        ============    ============

ACCUMULATED NET INVESTMENT INCOME ...................................   $    133,261    $    172,051
                                                                        ============    ============

CAPITAL SHARE ACTIVITY
  Sold ..............................................................      1,114,874       1,509,894
  Reinvested ........................................................        198,516          52,209
  Redeemed ..........................................................       (125,321)       (219,440)
                                                                        ------------    ------------
  Net increase in shares outstanding ................................      1,188,069       1,342,663
  Shares outstanding, beginning of period ...........................      4,505,270       3,162,607
                                                                        ------------    ------------
  Shares outstanding, end of period .................................      5,693,339       4,505,270
                                                                        ============    ============

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
=========================================================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                 SIX MONTHS
                                                    ENDED
                                                  APRIL 30,                     YEARS ENDED OCTOBER 31,
                                                    2005      -----------------------------------------------------------
                                                 (UNAUDITED)     2004        2003       2002         2001       2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......... $   13.38   $   12.36   $   10.09   $   11.97   $   18.07   $   16.71
                                                  ---------   ---------   ---------   ---------   ---------   ---------

  Income (loss) from investment operations:
    Net investment loss .........................     (0.02)      (0.12)      (0.06)      (0.08)      (0.10)      (0.14)
    Net realized and unrealized gains
     (losses) on investments ....................      0.40        1.14        2.33       (1.80)      (4.62)       2.67
                                                  ---------   ---------   ---------   ---------   ---------   ---------
 Total from investment operations ...............      0.38        1.02        2.27       (1.88)      (4.72)       2.53
                                                  ---------   ---------   ---------   ---------   ---------   ---------

 Less distributions:
   Distributions from net
     investment income ..........................      --          --          --          --          --          --
   Distributions from net realized gains ........      --          --          --          --         (1.38)      (1.17)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
   Total distributions ..........................      --          --          --          --         (1.38)      (1.17)
                                                  ---------   ---------   ---------   ---------   ---------   ---------

   Net asset value, end of period ............... $   13.76   $   13.38   $   12.36   $   10.09   $   11.97   $   18.07
                                                  =========   =========   =========   =========   =========   =========

TOTAL RETURN (a) ................................      2.84%(b)    8.25%      22.50%     (15.71%)    (27.77%)     14.92%
                                                  =========   =========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ............. $ 103,230   $ 103,260   $  95,396   $  82,310   $ 109,873   $ 156,668
                                                  =========   =========   =========   =========   =========   =========


  Ratio of expenses to average net assets (c) ...      1.36%(e)    1.41%       1.45%       1.40%       1.29%       1.27%

  Ratio of net investment loss to
    average net assets (d) ......................     (0.32%)(e)  (0.91%)     (0.59%)     (0.62%)     (0.72%)     (0.80%)

  Portfolio turnover ............................        23%(e)      48%         71%         59%         70%         51%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)  Not annualized.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Annualized.



See accompanying notes to financial statements.


NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
=========================================================================================================================
                                        SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=========================================================================================================================
                                                 SIX MONTHS
                                                    ENDED
                                                  APRIL 30,                     YEARS ENDED OCTOBER 31,
                                                    2005      -----------------------------------------------------------
                                                 (UNAUDITED)     2004        2003       2002         2001       2000
-------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......... $   12.30   $   11.52   $    9.89   $   11.35   $   13.64   $   13.42
                                                  ---------   ---------   ---------   ---------   ---------   ---------

Income (loss) from investment operations:
  Net investment income .........................      0.11        0.11        0.16        0.13        0.23        0.22
  Net realized and unrealized gains
   (losses) on investments ......................      0.23        0.78        1.67       (1.49)      (1.71)       1.17
                                                  ---------   ---------   ---------   ---------   ---------   ---------
Total from investment operations ................      0.34        0.89        1.83       (1.36)      (1.48)       1.39
                                                  ---------   ---------   ---------   ---------   ---------   ---------

  Less distributions:
    Distributions from net
      investment income .........................     (0.17)      (0.11)      (0.20)      (0.10)      (0.23)      (0.22)
    Distributions from net realized gains .......      --          --          --          --         (0.58)      (0.95)
                                                  ---------   ---------   ---------   ---------   ---------   ---------
  Total distributions ...........................     (0.17)   ( 0.11 )       (0.20)      (0.10)      (0.81)      (1.17)
                                                  ---------   ---------   ---------   ---------   ---------   ---------

  Net asset value, end of period ................ $   12.47   $   12.30   $   11.52   $    9.89   $   11.35   $   13.64
                                                  =========   =========   =========   =========   =========   =========

TOTAL RETURN (a) ................................      2.74%(b)    7.75%      18.84%     (12.08%)    (11.21%)     10.26%
                                                  =========   =========   =========   =========   =========   =========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ............. $  73,467   $  74,327   $  70,441   $  62,755   $  71,251   $  79,553
                                                  =========   =========   =========   =========   =========   =========

  Ratio of expenses to average net assets (f) ...      1.41%(e)    1.42%(d)    1.45%(c)    1.48%       1.49%       1.40%

  Ratio of net investment income to
    average net assets (g) ......................      1.65%(e)    0.88%(d)    1.56%(c)    1.19%       1.87%       1.51%

  Portfolio turnover ............................        33%(e)      44%         80%         93%         69%         43%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)  Not annualized.

(c) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).

(d) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(e)  Annualized.

(f) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(g) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                       SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================================
                                                 SIX MONTHS
                                                    ENDED
                                                  APRIL 30,                      YEARS ENDED OCTOBER 31,
                                                    2005      ----------------------------------------------------------
                                                 (UNAUDITED)         2004         2003          2002          2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ....   $       7.30     $       6.95  $       5.47  $       7.37  $      10.00
                                              ------------     ------------  ------------  ------------  ------------

  Income (loss) from investment operations:
    Net investment loss ...................          (0.01)           (0.07)        (0.06)        (0.07)        (0.07)
    Net realized and unrealized gains
     (losses) on investments ..............           0.37             0.42          1.54         (1.83)        (2.56)
                                              ------------     ------------  ------------  ------------  ------------
  Total from investment operations ........           0.36             0.35          1.48         (1.90)        (2.63)
                                              ------------     ------------  ------------  ------------  ------------

  Less distributions:
    Distributions from net
      investment income ...................            --               --            --            --            --
    Distributions from net realized gains .            --               --            --            --            --
                                              ------------     ------------  ------------  ------------  ------------
  Total distributions .....................            --               --            --            --            --
                                              ------------     ------------  ------------  ------------  ------------

  Net asset value, end of period ..........   $       7.66     $       7.30  $       6.95  $       5.47  $       7.37
                                              ============     ============  ============  ============  ============

TOTAL RETURN (a) ..........................           4.93%(b)         5.04%        27.06%       (25.78%)      (26.30%)
                                              ============     ============  ============  ============  ============

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) .......   $      5,294    $       5,512  $     4,866   $   3,610     $      1,846
                                              ============     ============  ============  ============  ============


  Ratios of expenses to average net assets:
    Before expense reimbursement
      and waived fees (c) .................           2.62%(e)         2.71%         3.20%         2.95%         5.90%
    After expense reimbursement
      and waived fees (c) .................           1.50%(e)         1.50%         1.50%         1.50%         1.50%

  Ratios of net investment loss
  to average net assets:
    Before expense reimbursement
      and waived fees (d) .................          (1.35%)(e)       (2.27%)       (2.73%)       (2.50%)       (5.35%)
    After expense reimbursement
      and waived fees (d) .................          (0.23%)(e)       (1.06%)       (1.03%)       (1.05%)       (0.95%)

  Portfolio turnover ......................             15%(e)           68%           78%          120%           86%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)  Not annualized.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Annualized.

See accompanying notes to financial statements.


NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
========================================================================================================================
                                       SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
========================================================================================================================
                                                 SIX MONTHS
                                                    ENDED
                                                  APRIL 30,                      YEARS ENDED OCTOBER 31,
                                                    2005      ----------------------------------------------------------
                                                 (UNAUDITED)         2004        2003           2002          2001
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ....   $      10.07     $       8.68  $       6.52  $       7.41  $      10.00
                                              ------------     ------------  ------------  ------------  ------------

  Income (loss) from investment operations:
    Net investment income (loss) ..........           0.01            (0.05)        (0.03)        (0.06)        (0.04)
    Net realized and unrealized gains
     (losses) on investments ..............           1.02             1.44          2.19         (0.81)        (2.55)
                                              ------------     ------------  ------------  ------------  ------------
  Total from investment operations ........           1.03             1.39          2.16         (0.87)        (2.59)
                                              ------------     ------------  ------------  ------------  ------------

  Less distributions:
    Distributions from net
      investment income ...................            --              --            --           (0.02)         --
    Distributions from net realized gains .          (0.31)            --            --            --            --
                                              ------------     ------------  ------------  ------------  ------------
  Total distributions .....................          (0.31)            --            --           (0.02)         --
                                              ------------     ------------  ------------  ------------  ------------

  Net asset value, end of period ..........   $      10.79     $      10.07  $       8.68  $       6.52  $       7.41
                                              ============     ============  ============  ============  ============


TOTAL RETURN (a) ..........................         10.13%(b)         16.01%        33.13%       (11.84%)      (25.90%)
                                              ============     ============  ============  ============  ============


RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) .......   $     34,462        $  24,449  $     15,288  $      7,655  $        731
                                              ============     ============  ============  ============  ============


  Ratios of expenses to average net assets:
    Before expense reimbursement
      and waived fees (c) .................           1.61%(e)         1.74%         2.11%         2.54%        10.81%
    After expense reimbursement
      and waived fees (c) .................           1.50%(e)         1.50%         1.50%         1.50%         1.50%

  Ratios of net investment income (loss)
    to average net assets:
    Before expense reimbursement
      and waived fees (d) .................           0.15%(e)        (0.88%)       (1.16%)       (2.34%)       (9.81%)
    After expense reimbursement
      and waived fees (d) .................           0.26%(e)        (0.64%)       (0.55%)       (1.30%)       (0.50%)

  Portfolio turnover ......................              0%(e)           45%           56%           27%           83%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b)  Not annualized.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(e)  Annualized.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
FINANCIAL HIGHLIGHTS
==================================================================================================================
                                 SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
==================================================================================================================
                                                 SIX MONTHS
                                                    ENDED                      YEARS ENDED OCTOBER 31,
                                               APRIL 30, 2005  ---------------------------------------------------
                                                 (UNAUDITED)           2004           2003            2002(a)
------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period .......   $    11.46        $    10.67     $     9.12     $    10.00
                                                 ----------        ----------     ----------     ----------

  Income (loss) from investment operations:
    Net investment income ....................         0.17              0.14           0.11           0.01
    Net realized and unrealized gains (losses)
      on investments .........................         0.19              0.83           1.54          (0.89)
                                                 ----------        ----------     ----------     ----------
  Total from investment operations ...........         0.36              0.97           1.65          (0.88)
                                                 ----------        ----------     ----------     ----------

  Less distributions:
    Distributions from net investment income .        (0.22)            (0.18)         (0.10)          --
    Distributions from net realized gains ....        (0.25)             --             --             --
                                                 ----------        ----------     ----------     ----------
  Total distributions ........................        (0.47)            (0.18)         (0.10)          --
                                                 ----------        ----------     ----------     ----------

  Net asset value, end of period .............   $    11.35        $    11.46     $    10.67     $     9.12
                                                 ==========        ==========     ==========     ==========

TOTAL RETURN (c) .............................         3.12%(b)          9.12%         18.20%         (8.80%)(b)
                                                 ==========        ==========     ==========     ==========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ..........   $   64,601        $   51,635     $   33,734     $   19,529
                                                 ==========        ==========     ==========     ==========

  Ratios of expenses to average net assets (f)       1.06%(d)            1.12%          1.40%        1.49%(d)(e)

  Ratios of net investment income to
    average net assets (g) ...................       1.97%(d)            1.04%          1.06%        0.32%(d)(e)

  Portfolio turnover .........................          6%(d)              11%            21%            7%(d)

(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)  Not annualized.

(c) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio. Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(d)  Annualized.

(e) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.72%(d) and the ratio of net investment income to average net assets would have been 0.09%(d) for the period ended October 31, 2002 (Note 2).

(f) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(g) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.4%                              SHARES      VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 35.3%
    Fidelity Select Utilities Growth .................      66,093  $  2,661,568
    Hotchkis & Wiley Large Cap Value - Class A .......     380,152     8,321,538
    iShares Dow Jones Select Dividend Index ..........     137,100     8,164,305
    iShares Dow Jones U.S. Energy Sector Index .......      45,700     3,225,049
    iShares Russell 1000 Value Index .................      14,800       959,336
    iShares S&P 500 Index ............................      25,650     2,969,501
    iShares S&P MidCap 400/BARRA Value Index .........      36,500     4,469,425
    Powershares Dynamic Market .......................      51,200     2,001,408
    Vanguard 500 Index - Investor Shares .............      34,759     3,709,111
                                                                    ------------
                                                                      36,481,241
                                                                    ------------
GROWTH FUNDS -- 33.3%
    American Funds AMCAP - Class A ...................     214,678     3,728,956
    American Growth Fund of America - Class A ........     260,248     6,818,514
    Calamos Growth - Class A (a) .....................     141,042     6,616,273
    Fidelity Capital Appreciation ....................     233,743     5,535,028
    Goldman Sachs Growth Opportunities - Class A (a) .     213,091     4,257,568
    iShares Russell 1000 Growth Index ................         235        10,817
    Marsico 21st Century (a) .........................     574,563     6,136,330
    Wells Fargo Advantage Endeavor Select - Class A (a)    151,263     1,256,996
                                                                    ------------
                                                                      34,360,482
                                                                    ------------

SMALL COMPANY FUNDS -- 17.5%
    Buffalo Small Cap ................................      52,442     1,326,795
    FBR Small Cap (a) ................................      43,659     1,710,121
    iShares S&P SmallCap 600/BARRA Growth Index ......      21,700     2,153,725
    iShares S&P SmallCap 600/BARRA Value Index .......      13,700     1,533,441
    Royce Opportunity - Investor Class (a) ...........     412,915     4,835,233
    William Blair Small Cap Growth - Class I (a) .....     282,545     6,478,748
                                                                    ------------
                                                                      18,038,063
                                                                    ------------

FOREIGN STOCK FUNDS -- 13.3%
    Dodge & Cox International Stock ..................      93,583     2,833,688
    Fidelity Japan Small Companies ...................      20,473       265,121
    iShares MSCI EAFE Index ..........................      13,400     2,094,420
    iShares MSCI Emerging Markets Index ..............      19,400     3,885,238
    Lazard International Small Cap - Investor Shares .     148,914     2,863,624
    Tocqueville International Value (The) ............     125,587     1,782,080
                                                                    ------------
                                                                      13,724,171
                                                                    ------------

TOTAL INVESTMENT COMPANIES (Cost $89,408,620).........              $102,603,957
                                                                    ------------

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================
MONEY MARKET SECURITIES -- 0.7%                            SHARES      VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $750,241) ..................................     750,241  $    750,241
                                                                    ------------

TOTAL INVESTMENTS AT VALUE --100.1% (Cost $90,158,861)              $103,354,198

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).......                 (123,870)
                                                                    ------------

NET ASSETS -- 100.0%..................................              $103,230,328
                                                                    ============

(a)  Non-income producing security.











See accompanying notes to financial statements.
18

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 98.1%                               SHARES       VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 33.0%
    Dodge & Cox Stock ................................      26,898  $  3,385,111
    Fidelity Select Utilities Growth .................      45,393     1,827,957
    Hotchkis & Wiley Large Cap Value - Class A .......     266,782     5,839,849
    iShares Dow Jones Select Dividend Index ..........      90,600     5,395,230
    iShares Dow Jones U.S. Energy Sector Index .......      19,100     1,347,887
    iShares Russell 1000 Value Index .................         200        12,964
    iShares S&P 500 Index ............................      45,900     5,313,843
    iShares S&P MidCap 400/BARRA Value Index .........       4,500       551,025
    Vanguard 500 Index - Investor Shares .............       5,547       591,960
                                                                    ------------
                                                                      24,265,826
                                                                    ------------

HIGH YIELD BOND FUNDS -- 12.4%
    Fidelity Advisor High Income Advantage - Class I .     497,009     4,547,631
    MainStay High Yield Corporate Bond - Class A .....     736,334     4,557,908
                                                                    ------------
                                                                       9,105,539
                                                                    ------------
GROWTH FUNDS -- 11.8%
    American Funds AMCAP - Class A ...................     161,597     2,806,941
    Calamos Growth - Class A (a) .....................      29,047     1,362,609
    Fidelity Capital Appreciation ....................      54,681     1,294,855
    iShares Russell 1000 Growth Index ................         300        13,809
    S&P MidCap 400 Depositary Receipts ...............      17,580     2,037,874
    Wells Fargo Advantage Endeavor Select - Class A (a)    134,814     1,120,307
                                                                    ------------
                                                                       8,636,395
                                                                    ------------
SMALL COMPANY FUNDS -- 10.3%
    FBR Small Cap (a) ................................      22,666       887,809
    iShares S&P SmallCap 600/BARRA Growth Index ......      15,400     1,528,450
    iShares S&P SmallCap 600/BARRA Value Index .......      13,900     1,555,827
    Royce Opportunity - Investor Class (a) ...........     102,269     1,197,571
    William Blair Small Cap Growth - Class I (a) .....     104,528     2,396,834
                                                                    ------------
                                                                       7,566,491
                                                                    ------------
FOREIGN STOCK FUNDS -- 8.9%
    Dodge & Cox International Stock ..................      16,512       500,000
    iShares MSCI EAFE Index ..........................      19,100     2,985,330
    Lazard International Small Cap - Investor Shares .      52,361     1,006,908
    Tocqueville International Value (The) ............     143,495     2,036,192
                                                                    ------------
                                                                       6,528,430
                                                                    ------------
CONVERTIBLE SECURITY FUNDS -- 5.1%
    Davis Appreciation & Income ......................      79,909     2,141,564
    Franklin Convertible Securities - Class A ........     105,834     1,620,319
                                                                    ------------
                                                                       3,761,883
                                                                    ------------
CORPORATE BOND FUNDS -- 5.0%
    Loomis Sayles Bond - Institutional Class .........     272,850     3,678,011
                                                                    ------------

GOVERNMENT BOND FUNDS -- 4.3%
    American Century Target Maturities
      Trust Series 2015 - Investor Class .............      41,756     3,142,522
                                                                    ------------

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 98.1% (Continued)                  SHARES      VALUE
--------------------------------------------------------------------------------
Worldwide Bond Funds -- 3.5%
    Loomis Sayles Global Bond - Institutional Class ..      71,792  $  1,142,935
    PIMCO Foreign Bond - Institutional Class .........     132,146     1,408,673
                                                                    ------------
                                                                       2,551,608
                                                                    ------------
HIGH QUALITY BOND FUNDS -- 3.1%
    Dodge & Cox Income ...............................     182,075     2,321,453
                                                                    ------------
EMERGING MARKETS FUNDS -- 0.7%
    TCW Galileo Emerging Markets Income - Class I ....      63,132       499,372
                                                                    ------------

TOTAL INVESTMENT COMPANIES (Cost $64,389,153).........              $ 72,057,530
                                                                    ------------

================================================================================
MONEY MARKET SECURITIES -- 2.0%                            SHARES      VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $1,493,744) ................................   1,493,744  $  1,493,744
                                                                    ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $65,882,897)             $ 73,551,274

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).......                  (83,818)
                                                                    ------------

NET ASSETS -- 100.0% .................................              $ 73,467,456
                                                                    ============

(a)  Non-income producing security.













See accompanying notes to financial statements.
20

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.4%                              SHARES      VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 64.6%
    Fidelity Select Medical Delivery (a) .............       5,097  $    234,911
    Fidelity Select Wireless (a) .....................      19,538       108,632
    iShares Dow Jones U.S. Energy Sector Index .......      13,400       945,638
    iShares Goldman Sachs Natural Resources Index ....       4,300       592,540
    iShares Goldman Sachs Networking Index (a) .......      11,100       271,950
    iShares MSCI Emerging Markets Index ..............       2,900       580,783
    iShares Nasdaq Biotechnology Index (a) ...........       2,800       177,716
    Technology Select Sector SPDR ....................      26,800       505,984
                                                                    ------------
                                                                       3,418,154
                                                                    ------------

MID-CAP FUNDS -- 20.6%
    Calamos Growth - Class A (a) .....................       9,313       436,890
    iShares S&P MidCap 400/BARRA Growth Index ........       1,500       192,690
    S&P MidCap 400 Depositary Receipts ...............       4,002       463,912
                                                                    ------------
                                                                       1,093,492
                                                                    ------------
SMALL-CAP FUNDS -- 8.8%
    Buffalo Small Cap ................................      10,201       258,097
    Perritt Micro Cap Opportunities ..................       8,123       207,043
                                                                    ------------
                                                                         465,140
                                                                    ------------
LARGE-CAP FUNDS -- 5.4%
    Fidelity Capital Appreciation ....................      12,030       284,868
                                                                    ------------

TOTAL INVESTMENT COMPANIES (Cost $4,478,365)..........              $  5,261,654
                                                                    ------------

================================================================================
MONEY MARKET SECURITIES -- 0.7%                            SHARES      VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $38,010) ...................................      38,010  $     38,010
                                                                    ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $4,516,375)              $  5,299,664

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).......                   (5,284)
                                                                    ------------

NET ASSETS -- 100.0%..................................              $  5,294,380
                                                                    ============

(a)  Non-income producing security.







See accomanying notes to financial statements.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 98.9%                               SHARES      VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS -- 28.8%
    iShares MSCI Austria Index .......................     113,600  $  2,508,288
    iShares MSCI Belgium Index .......................      81,400     1,482,294
    iShares MSCI Germany Index .......................      97,200     1,681,560
    iShares MSCI Sweden Index ........................      60,300     1,210,221
    iShares MSCI United Kingdom Index ................      45,646       817,520
    Ivy European Opportunities - Class A .............      82,104     2,229,130
                                                                    ------------
                                                                       9,929,013
                                                                    ------------
DIVERSIFIED FUNDS -- 23.8%
    Dodge & Cox International Stock ..................      78,279     2,370,283
    iShares MSCI EAFE Index ..........................      10,300     1,609,890
    Lazard International Small Cap - Investor Shares .      91,181     1,753,414
    Oakmark International - Class I ..................      16,170       341,187
    Tocqueville International Value (The) ............     149,313     2,118,758
                                                                    ------------
                                                                       8,193,532
                                                                    ------------
ASIA/PACIFIC FUNDS -- 21.2%
    Fidelity Japan Small Companies ...................     111,604     1,445,268
    iShares MSCI Australia Index .....................     100,400     1,692,744
    iShares MSCI Pacific Ex-Japan Index ..............      10,700       971,346
    Matthews China ...................................      90,910     1,286,373
    Matthews Japan (a) ...............................      84,309     1,328,706
    Matthews Pacific Tiger - Class I .................      37,376       586,061
                                                                    ------------
                                                                       7,310,498
                                                                    ------------
AMERICAS FUNDS -- 14.5%
    Fidelity Canada ..................................      31,133     1,042,011
    iShares MSCI Canada Index ........................      69,300     1,157,310
    iShares MSCI Mexico Index ........................      32,300       760,665
    iShares S&P Latin American 40 Index ..............      25,400     2,046,224
                                                                    ------------
                                                                       5,006,210
                                                                    ------------
EMERGING MARKETS FUNDS -- 10.6%
    Dreyfus Premier Emerging Markets - Class A .......      30,738       584,021
    iShares MSCI Emerging Markets Index ..............       6,400     1,281,728
    T. Rowe Price Emerging Europe & Mediterranean ....     102,208     1,793,745
                                                                    ------------
                                                                       3,659,494
                                                                    ------------

TOTAL INVESTMENT COMPANIES (Cost $28,081,879).........              $ 34,098,747
                                                                    ------------

================================================================================
MONEY MARKET SECURITIES -- 1.2%                            SHARES      VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $405,142) ..................................     405,142  $    405,142
                                                                    ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $28,487,021)             $ 34,503,889

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%).......                  (41,666)
                                                                    ------------

NET ASSETS -- 100.0%..................................              $ 34,462,223
                                                                    ============

(a)  Non-income producing security.

See accompanying notes to financial statements.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
APRIL 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 97.6%                              SHARES       VALUE
--------------------------------------------------------------------------------
MERGER ARBITRAGE FUNDS -- 15.7%
    Arbitrage Fund (The) - Class R (a) ...............     204,006  $  2,395,035
    Enterprise Mergers and Acquisitions - Class A (a)      285,285     3,218,013
    Gabelli ABC ......................................      80,208       795,666
    Merger Fund (The) ................................     246,227     3,759,886
                                                                    ------------
                                                                      10,168,600
                                                                    ------------
LONG/SHORT EQUITY FUNDS -- 13.0%
    CGM Focus ........................................      29,099       909,931
    Diamond Hill Focus Long-Short - Class I (a) ......      46,754       665,312
    Franklin Templeton Global Long-Short - Class A ...      47,031       530,981
    Hussman Strategic Growth .........................     207,204     3,222,017
    Needham Growth (a) ...............................      15,793       446,623
    Needham Small Cap Growth (a) .....................       7,758       126,373
    Prudent Bear (a) .................................     156,585       869,048
    Schwab Hedged Equity (a) .........................     120,475     1,632,442
                                                                    ------------
                                                                       8,402,727
                                                                    ------------
GLOBAL MACRO FUNDS -- 12.7%
    Capital and Income Strategies (b) ................      14,000       238,000
    First Eagle Global - Class A .....................     119,723     4,652,421
    Franklin Mutual Discovery - Class Z ..............      79,327     1,930,820
    Prudent Global Income ............................     119,424     1,396,069
                                                                    ------------
                                                                       8,217,310
                                                                    ------------
ASSET ALLOCATION FUNDS -- 12.6%
    Berwyn Income ....................................      80,801       948,601
    FPA Crescent - Class I ...........................      87,679     2,057,816
    Greenspring ......................................      69,507     1,382,493
    Leuthold Core Investment .........................     120,136     1,871,720
    Oakmark Equity and Income - Class I ..............      20,309       468,313
    Potomac Contrabond (a) ...........................      17,065       300,000
    Rydex Series - Juno - Investor Class (a) .........      59,749     1,089,231
                                                                    ------------
                                                                       8,118,174
                                                                    ------------
NATURAL RESOURCES FUNDS -- 9.3%
    FBR Gas Utility Index ............................      20,659       332,405
    Permanent Portfolio ..............................      24,831       658,028
    PIMCO Commodity Real Return Strategy - Class A ...     163,821     2,544,132
    RS Global Natural Resources ......................      72,353     1,800,152
    T. Rowe Price New Era ............................       7,931       271,172
    Vanguard Precious Metals & Minerals ..............      25,245       412,497
                                                                    ------------
                                                                       6,018,386
                                                                    ------------
HIGH YIELD FUNDS -- 7.7%
    Calamos High Yield - Class A .....................      59,089       612,752
    Fidelity Capital & Income ........................      75,439       614,829
    MainStay Global High Income - Class A ............      59,063       646,742
    MainStay High Yield Corporate Bond  - Class A ....     220,178     1,362,899
    Neuberger Berman Income Opportunity (b) ..........      39,700       544,684
    Pioneer High Yield - Class A .....................     106,143     1,163,326
                                                                    ------------
                                                                       4,945,232
                                                                    ------------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 97.6% (Continued)                   SHARES      VALUE
--------------------------------------------------------------------------------
REAL ESTATE FUNDS -- 7.1%
    AIM Select Real Estate Income (b) ................      40,170  $    641,917
    Alpine Realty Income and Growth - Class Y ........      37,459       790,757
    J.P. Morgan U.S. Real Estate - Class A ...........      41,890       730,988
    Scudder RREEF Real Estate (b) ....................      16,100       325,220
    Third Avenue Real Estate Value ...................      77,035     2,122,322
                                                                    ------------
                                                                       4,611,204
                                                                    ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.0%
    Aegis Value ......................................      37,278       645,657
    Franklin Mutual Beacon - Class Z .................      87,985     1,396,324
    Third Avenue Value ...............................      33,757     1,800,237
                                                                    ------------
                                                                       3,842,218
                                                                    ------------
OPTIONS/HEDGED FUNDS -- 5.4%
    Gateway ..........................................     144,556     3,512,708
                                                                    ------------

CONVERTIBLE ARBITRAGE FUNDS -- 4.9%
    Calamos Market Neutral - A Shares ................     258,557     3,200,932
                                                                    ------------

MARKET NEUTRAL FUNDS -- 3.2%
    J.P. Morgan Market Neutral - Institutional Shares (a)   50,689       553,021
    Laudus Rosenberg Value Long/Short Equity (a) .....      61,508       634,151
    Phoenix Capital Market Neutral - Class A (a) .....      73,071       868,078
                                                                    ------------
                                                                       2,055,250
                                                                    ------------

TOTAL INVESTMENT COMPANIES (Cost $58,252,101).........              $ 63,092,741
                                                                    ------------

================================================================================
COMMON STOCKS -- 0.2%                                        SHARES     VALUE
--------------------------------------------------------------------------------
  Plum Creek Timber Company, Inc.
    (Cost $87,952) ...................................       2,950  $    101,893
                                                                    ------------

================================================================================
MONEY MARKET SECURITIES -- 2.6%                             SHARES      VALUE
--------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $1,691,229) ................................   1,691,229  $  1,691,229
                                                                    ------------

TOTAL INVESTMENTS AT VALUE --100.4% (Cost $60,031,282)              $ 64,885,863

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%).......                 (284,827)
                                                                    ------------

NET ASSETS -- 100.0%..................................              $ 64,601,036
                                                                    ============

(a)  Non-income producing security.

(b)  Closed-end fund.


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2005 (UNAUDITED)
================================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).

The investment objective of New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================

A.   INVESTMENT VALUATION
     --------------------
Investments, representing primarily capital stock of other investment companies, are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities included in the NASDAQ National Market System are valued at the Nasdaq Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Other assets and securities for which no quotations are readily available or for which quotations Weston Financial Group, Inc. (the "Advisor") believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B.   SHARE VALUATION
     ---------------
The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net asset value per share, except that effective March 1, 2005, shares of each Portfolio are subject to a redemption fee of 2.00% if redeemed within 30 days of the date of purchase. As of April 30, 2005 there were no redemption fees from the Portfolios.

C.   INVESTMENT TRANSACTIONS
     -----------------------
Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.   INCOME RECOGNITION
     ------------------
Interest, if any, is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

E.   DISTRIBUTIONS TO SHAREHOLDERS
     -----------------------------
Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Aggressive and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income
distributions  and  capital  gain   distributions  are  determined

NEW  CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================
in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the periods ended April 30, 2005 and October 31, 2004.

F.   COST OF OPERATIONS
     ------------------
The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.   USE OF  ESTIMATES
     -----------------
In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2) INVESTMENT ADVISORY FEE,  ADMINISTRATIVE
     AGREEMENT AND TRUSTEES' FEE

Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount, except the fees for New Century Alternative Strategies Portfolio are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of New Century Capital, New Century Balanced, New Century Aggressive, New Century International and New Century Alternative Strategies Portfolios. Accordingly, for the six months ended April 30, 2005, the Advisor waived its entire advisory fee of $27,753 and reimbursed $3,280 of other operating expenses for New Century Aggressive Portfolio and waived investment advisory fees of $16,544 for New Century International Portfolio. No waiver was necessary for New Century Capital, New Century Balanced or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================
existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the six months ended April 30, 2005, the Advisor did not recoup any other fees waived or other operating expenses absorbed from New Century Aggressive Portfolio and New Century International Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio and New Century Alternative Strategies Portfolio.

As of April 30, 2005, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:

--------------------------------------------------------------------------------
New Century Aggressive Portfolio ..................................  $  228,357
New Century International Portfolio ...............................  $  190,386
--------------------------------------------------------------------------------
As of April 30, 2005, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

-------------------------------------------------------------------------------------------------------------
                                                  OCTOBER 31,       OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                     2005              2006           2007            2008
-------------------------------------------------------------------------------------------------------------
New Century Aggressive Portfolio .............   $   64,472        $   68,836     $   64,016     $   31,033
New Century International Portfolio ..........   $   63,079        $   62,733     $   48,030     $   16,544
-------------------------------------------------------------------------------------------------------------

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $10,000 annual retainer, paid quarterly, and a per meeting fee of $1,000. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $1,000 special meeting fee if held independent of a Regularly Scheduled Board Meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS
     WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================
During the six months ended April 30, 2005, the Distributor received $92,500, $50,734, $6,474, $32,317 and $12,967 from New Century Capital, Balanced, Aggressive, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan.

Also during this time, the Distributor received sales commissions and other compensation of $39,426, $42,731, $514, $4,702 and $55,852 in connection with the purchase of investment company shares by New Century Capital, Balanced, Aggressive, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

(4)  INVESTMENT TRANSACTIONS

For the six months ended April 30, 2005, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                                           NEW
                                                   NEW          NEW            NEW          NEW          CENTURY
                                                 CENTURY      CENTURY        CENTURY       CENTURY     ALTERNATIVE
                                                 CAPITAL      BALANCED      AGGRESSIVE  INTERNATIONAL   STRATEGIES
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Purchases of investment securities .........   $12,341,349   $11,968,746   $   408,329   $ 8,014,079   $14,573,625
                                               ===========   ===========   ===========   ===========   ===========
Proceeds from sales of investment securities   $13,767,138   $13,840,771   $   835,472   $      --     $ 1,590,926
                                               ===========   ===========   ===========   ===========   ===========
--------------------------------------------------------------------------------------------------------------------

(5)  TAX MATTERS

It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

NEW CENTURY PORTFOLIOs
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================
The tax character of distributable earnings (deficit) at April 30, 2005 was as follows:

--------------------------------------------------------------------------------------------------------------------
                                                                                                           NEW
                                                   NEW          NEW            NEW          NEW          CENTURY
                                                 CENTURY      CENTURY        CENTURY       CENTURY     ALTERNATIVE
                                                 CAPITAL      BALANCED      AGGRESSIVE  INTERNATIONAL   STRATEGIES
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Accumulated ordinary income ................   $    74,083   $    68,337   $       251   $    71,414   $   133,261
Unrealized appreciation ....................    13,195,337     7,564,042       759,851     6,016,868     4,826,337
Capital loss carryforwards .................   (13,589,122)   (5,710,786)   (1,510,803)         --            --
Other gains ................................     3,645,123     2,000,718       136,281       150,130       221,017
                                               -----------   -----------   -----------   -----------   -----------
Total distributable earnings (deficit) .....   $ 3,325,421   $ 3,922,311   $  (614,420)  $ 6,238,412   $ 5,180,615
                                               ===========   ===========   ===========   ===========   ===========
--------------------------------------------------------------------------------------------------------------------

The following information is based upon the federal income tax cost of investment securities as of April 30, 2005:

--------------------------------------------------------------------------------------------------------------------
                                                                                                           NEW
                                                   NEW          NEW            NEW          NEW          CENTURY
                                                 CENTURY      CENTURY        CENTURY       CENTURY     ALTERNATIVE
                                                 CAPITAL      BALANCED      AGGRESSIVE  INTERNATIONAL   STRATEGIES
                                                PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO     PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ..............   $13,530,384   $ 8,072,835   $   827,796   $ 6,178,255   $ 5,934,350
Gross unrealized depreciation ..............      (335,047)     (508,793)      (67,945)     (161,387)   (1,108,013)
                                               -----------   -----------   -----------   -----------   -----------
Net unrealized appreciation ................   $13,195,337   $ 7,564,042   $   759,851   $ 6,016,868   $ 4,826,337
                                               ===========   ===========   ===========   ===========   ===========
Federal income tax cost ....................   $90,158,861   $65,987,232   $ 4,539,813   $28,487,021   $60,059,526
                                               ===========   ===========   ===========   ===========   ===========
--------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced, Aggressive and Alternative Strategies Portfolios is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2004, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------
                                 NEW               NEW              NEW
                               CENTURY           CENTURY          CENTURY
                               CAPITAL           BALANCED        AGGRESSIVE
EXPIRES OCTOBER 31,           PORTFOLIO         PORTFOLIO        PORTFOLIO
--------------------------------------------------------------------------------
2009 ....................... $ 1,052,258       $  829,745       $     --
2010 .......................   9,405,834        4,737,511        1,394,145
2011 .......................   3,131,030          143,530          116,658
                             -----------       ----------       ----------
                             $13,589,122       $5,710,786       $1,510,803
                             ===========       ==========       ==========
--------------------------------------------------------------------------------

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
APRIL 30, 2005 (UNAUDITED)
================================================================================

(6) CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (i.e. 12b-1) fees and other fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================
More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.

NEW CENTURY CAPITAL PORTFOLIO
--------------------------------------------------------------------------------
                                  Beginning          Ending
                                Account Value     Account Value   Expenses Paid
                               November 1, 2004  April 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,028.40         $6.84
Based on Hypothetical 5% Return
  (before expenses)               $1,000.00        $1,018.05         $6.80
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.36% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).


NEW CENTURY BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                  Beginning          Ending
                                Account Value     Account Value   Expenses Paid
                               November 1, 2004  April 30, 2005   During Period*
--------------------------------------------------------------------------------

Based on Actual Fund Return         $1,000.00      $1,027.40         $7.09
Based on Hypothetical 5% Return
  (before expenses)                 $1,000.00      $1,017.80         $7.05
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.41% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------
                                  Beginning          Ending
                                Account Value     Account Value   Expenses Paid
                               November 1, 2004  April 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $1,049.30         $7.62
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $1,017.36         $7.50
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Aggressive Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
                                  Beginning          Ending
                                Account Value     Account Value   Expenses Paid
                               November 1, 2004  April 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $ 1,101.30        $7.82
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $ 1,017.36        $7.50
--------------------------------------------------------------------------------
* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
--------------------------------------------------------------------------------
                                  Beginning          Ending
                                Account Value     Account Value   Expenses Paid
                               November 1, 2004  April 30, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return       $1,000.00        $ 1,031.20        $5.34
Based on Hypothetical 5% Return
 (before expenses)                $1,000.00        $ 1,019.54        $5.31
--------------------------------------------------------------------------------

* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 1.06% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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














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














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

================================================================================


                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                 Wellesley, MA

                                  DISTRIBUTOR
                         Weston Securities Corporation
                                 Wellesley, MA

                                    COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                            INDEPENDENT ACCOUNTANTS
                       Briggs, Bunting and Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                   CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Form N-Q is available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2. CODE OF ETHICS.

Not required

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination of candidates to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto





Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   New Century Portfolios
             ----------------------------------------------------------




By (Signature and Title)*    /s/ Wayne M. Grzecki
                           --------------------------------------------

                           Wayne M. Grzecki, President

Date          July 1, 2005
      -----------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*    /s/ Wayne M. Grzecki
                           --------------------------------------------

                           Wayne M. Grzecki, President

Date          July 1, 2005
      -----------------------------




By (Signature and Title)*    /s/ Nicole M. Tremblay
                           --------------------------------------------

                           Nicole M. Tremblay, Treasurer


Date         July 1, 2005
      -----------------------------



* Print the name and title of each signing officer under his or her signature.